Provisions_Changes in other provisions (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member]
Reconciliation of changes in other provisions [Abstract]
Beginning balance		₩ 99,236,000,000	₩ 44,375,000,000	₩ 28,026,000,000
Changes in other provisions [Abstract]
Provisions provided		78,522,000,000	104,635,000,000	31,559,000,000
Provisions used		(105,110,000,000)	(92,993,000,000)	(19,481,000,000)
Reversal of unused amount		(52,000,000)	(77,000,000)	0
Foreign currencies translation adjustments		(194,000,000)	(249,000,000)	2,990,000,000
Transfer	[1]	9,228,000,000	21,808,000,000	503,000,000
Others		31,187,000,000	21,737,000,000	778,000,000
Ending balance		112,817,000,000	99,236,000,000	44,375,000,000
Provisions for customer reward credits
Reconciliation of changes in other provisions [Abstract]
Beginning balance		40,445,000,000	22,093,000,000	5,445,000,000
Changes in other provisions [Abstract]
Provisions provided		70,138,000,000	62,593,000,000	23,525,000,000
Provisions used		(98,170,000,000)	(84,979,000,000)	(8,158,000,000)
Reversal of unused amount		0	0	0
Foreign currencies translation adjustments		0	0	0
Transfer	[1]	9,228,000,000	21,808,000,000	503,000,000
Others		27,539,000,000	18,930,000,000	778,000,000
Ending balance		₩ 49,180,000,000	₩ 40,445,000,000	₩ 22,093,000,000
Explanation of increase (decrease) through transfer other provisions	[1]	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the years ended December 31, 2016. 2017 and 2018, respectively.	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the years ended December 31, 2016. 2017 and 2018, respectively.	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the years ended December 31, 2016. 2017 and 2018, respectively.
Other provisions
Reconciliation of changes in other provisions [Abstract]
Beginning balance		₩ 58,791,000,000	₩ 22,282,000,000	₩ 22,581,000,000
Changes in other provisions [Abstract]
Provisions provided		8,384,000,000	42,042,000,000	8,034,000,000
Provisions used		(6,940,000,000)	(8,014,000,000)	(11,323,000,000)
Reversal of unused amount		(52,000,000)	(77,000,000)	0
Foreign currencies translation adjustments		(194,000,000)	(249,000,000)	2,990,000,000
Transfer	[1]	0	0	0
Others		3,648,000,000	2,807,000,000	0
Ending balance		₩ 63,637,000,000	₩ 58,791,000,000	₩ 22,282,000,000

[1]	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased for the years ended December 31, 2016. 2017 and 2018, respectively.